Leases (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 225,171,984	$ 231,780,842
Amounts representing interest and deferred finance fees	(32,001,178)	(34,076,458)
Finance lease obligations, net of interest and deferred finance fees	193,170,806	197,704,384
Current portion of finance lease obligations	19,271,036	19,084,775
Current portion of deferred finance fees	(619,211)	(630,553)
Non-current portion of finance lease obligations	176,370,274	181,250,674
Non-current portion of deferred finance fees	(1,851,293)	(2,000,512)
Total finance lease obligations, net of deferred finance fees	193,170,806	197,704,384
Japanese Leases No.1 and 2 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	25,334,100	26,531,100
Japanese Lease No.3 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	12,534,000	13,119,000
Japanese Lease No.4 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	21,450,033	21,949,099
CMBFL Leases No.1 to 4 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	70,626,794	72,459,942
Ocean Yield ASA [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	54,395,820	55,729,620
China Huarong Leases [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 40,831,237	$ 41,992,081